Embedded Derivative Conversion Options and Call Option Derivative Liability (Details) (USD $)			12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Conversion Option - 2012 Notes [Member] Derivative Liability [Member]	Dec. 31, 2012 Conversion Option - 2012 Notes [Member] Derivative Liability [Member]	Jun. 30, 2013 Conversion Option - 2013 Notes [Member] Derivative Liability [Member]	Dec. 31, 2013 Conversion Option - 2013 Notes [Member] Derivative Liability [Member]	Jun. 30, 2013 Call Option [Member] 2013 Financing [Member]
Derivative [Line Items]
Common stock value per share (in dollars per share)	$ 0.02	$ 0.04
Exercise of call option							$ 18,576,000
Expiration of call option							1,424,000
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value			$ 101,000	$ 276,000	$ 732,000	$ 125,000
Equity volatility (in hundredths)			120.00%	115.00%	120.00%	120.00%
Asset volatility (in hundredths)			95.00%	90.00%	90.00%	95.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)			100.00%	100.00%	100.00%	100.00%
Weighted average risk-free interest rate (in hundredths)			0.20%	0.30%	0.30%	0.20%
Dividend yield (in hundredths)			0.00%	0.00%	0.00%	0.00%